Income (Loss) Per Share - Schedule of Income (Loss) Per Share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Income (Loss) Per Share - Schedule of Income (Loss) Per Share (Details) [Line Items]
Net income (loss) for the year		$ (21,885,410)	$ 4,329,342		$ (3,132,693)
Net income (loss) per share - basic		$ (0.77)	$ 0.16		$ (0.14)
Net income (loss) per share – diluted(i)	[1]	$ (0.77)	$ 0.15	[2]	$ (0.14)
Weighted average number of shares outstanding - basic		28,753,101	27,227,284		21,781,806
Weighted average number of shares outstanding – diluted		28,753,101	28,010,720		21,781,806

[1]	Diluted income per share does not include the effect of warrants and stock options as they are anti-dilutive.
[2]	During the external audit of the Corporation’s financial statements for the year ended December 31, 2023, the Corporation determined that it was required to make an immaterial error correction to distinguish diluted net income (loss) per share from basic net income (loss) per share.